Earnings Per Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share, Basic and Diluted, Other Disclosures [Abstract]
Earnings Per Share
Earnings Per Share
Basic earnings per share (EPS) is calculated using the weighted average number of common shares outstanding during the period and includes the effect of any participating securities as appropriate. Participating securities consist of unvested restricted stock issued to our employees and non-employee directors that provide dividend rights.
Diluted EPS is calculated assuming the issuance of common shares for all potentially dilutive securities, provided the effect is not antidilutive. For all periods presented, our contingent convertible senior notes did not have a dilutive effect and, therefore, were excluded from the calculation of diluted EPS. See Note 4 for further discussion of our convertible senior notes and contingent convertible senior notes.
Shares of common stock for the following dilutive securities were excluded from the calculation of diluted EPS as the effect was antidilutive.

	Years Ended December 31,
	2018	2017	2016
	(in millions)
Common stock equivalent of our preferred stock outstanding	60	60	63
Common stock equivalent of our convertible senior notes outstanding	146	146	146
Common stock equivalent of our preferred stock outstanding prior to exchange	—	1	37
Participating securities	1	1	1